Loans (Detail Textuals 1)	12 Months Ended																1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Apr. 02, 2011 Bairui Trust Co Ltd USD ($)	Apr. 02, 2011 Bairui Trust Co Ltd CNY	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd USD ($)	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd CNY	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd USD ($)	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd CNY	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd USD ($)	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd CNY	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd USD ($)	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd CNY	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on October 2, 2012 Bairui Trust Co Ltd USD ($)	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on October 2, 2012 Bairui Trust Co Ltd CNY	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on October 2, 2013 Bairui Trust Co Ltd USD ($)	Nov. 30, 2011 Long term loans, Interest rate of 6.3%, due on October 2, 2013 Bairui Trust Co Ltd CNY	Dec. 25, 2012 Long term loans interest rate of 8.7% due on December 25, 2012 Bairui Trust Co Ltd USD ($)	Jun. 30, 2013 Long term loans April 2, 2013 Bairui Trust Co Ltd USD ($)	Jun. 30, 2013 Long term loans April 2, 2013 Bairui Trust Co Ltd CNY	Jun. 30, 2013 Long term loans April 3, 2013 Bairui Trust Co Ltd USD ($)	Jun. 30, 2013 Long term loans April 3, 2013 Bairui Trust Co Ltd CNY	Jun. 30, 2013 Long term loans extend due date from 23 April 2013 to December 2, 2013 Bairui Trust Co Ltd USD ($)	Jun. 30, 2013 Long term loans extend due date from 23 April 2013 to December 2, 2013 Bairui Trust Co Ltd CNY	Jun. 30, 2013 Long term loans extend due date from 23 April 2012 to January 2, 2014 Bairui Trust Co Ltd USD ($)	Jun. 30, 2013 Long term loans extend due date from 23 April 2012 to January 2, 2014 Bairui Trust Co Ltd CNY	Jun. 30, 2013 Long term loans extend due date from 23 April 2013 to February 2, 2014 Bairui Trust Co Ltd USD ($)	Jun. 30, 2013 Long term loans extend due date from 23 April 2013 to February 2, 2014 Bairui Trust Co Ltd CNY	Jun. 30, 2013 Long term loans extend due date from 3 April 2013 to 23 April 2013 Bairui Trust Co Ltd USD ($)	Jun. 30, 2013 Long term loans extend due date from 3 April 2013 to 23 April 2013 Bairui Trust Co Ltd CNY
Debt Instrument [Line Items]
Long-term loans			$ 58,200,000	360,000,000	$ 16,200,000	100,000,000	$ 29,100,000	180,000,000	$ 29,100,000	180,000,000	$ 29,100,000	180,000,000	$ 4,900,000	30,000,000	$ 8,100,000	50,000,000		$ 16,200,000	100,000,000	$ 3,200,000	20,000,000	$ 3,200,000	20,000,000	$ 4,900,000	30,000,000	$ 4,900,000	30,000,000	$ 13,000,000	80,000,000
Debt, stated interest rate			6.30%	6.30%	6.30%	6.30%			6.30%	6.30%			6.30%	6.30%	6.30%	6.30%	8.70%					6.30%	6.30%	6.30%	6.30%	6.30%	6.30%	9.45%	9.45%
Long term loan		36,432,000
Total interest expense on short term and long-term loans	3,875,029	3,271,021
Interest capitalized into Construction-in-progress	0	914,688
Payments of current maturity of long term loan	$ 7,965,000																$ 4,900,000
Weighted average interest rate of short-term and long-term loans	7.01%	5.30%